SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - Successors [Member] - shares		7 Months Ended		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Weighted average ordinary shares outstanding, beginning balance				87,187,289
Change in shares, Restricted stock vesting				307,932	250,310
Weighted average ordinary shares outstanding, Restricted stock vesting				242,307	96,009
Change in shares, NESR ordinary share consideration to be issued in SAPESCO transaction (Note 4)	[1]			2,237,000
Weighted average ordinary shares outstanding, NESR ordinary share consideration to be issued in SAPESCO transaction (Note 4)	[1]			1,307,973
Change in shares, Restricted stock vesting				282,332	40,200
Weighted average ordinary shares outstanding, Restricted stock vesting				107,224	5,507
Contingently issuable shares to be issued in SAPESCO transaction	[2]			301,830
Weighted average ordinary shares outstanding, Contingently issuable shares to be issued in SAPESCO transaction	[2]			825
Weighted average ordinary shares outstanding, ending balance				88,845,618	87,187,289
Weighted average ordinary shares outstanding, beginning balance				86,997,554	85,562,769
Change in shares, Other					33,796
Weighted average ordinary shares outstanding, Other shares					33,055
Change in shares, NPS equity stock earn-out		1,300,214	[3]		1,300,214	[4]
Weighted average ordinary shares outstanding, NPS equity stock earn-out		6,251	[3]		1,300,214	[4]
Weighted average ordinary shares outstanding, ending balance		85,562,769			86,997,554
Weighted average ordinary shares outstanding, beginning balance		11,730,425			85,569,020
Change in shares, backstop shares		4,829,375
Weighted average ordinary shares outstanding, backstop shares		4,829,375
Change in shares, underwriter shares		307,465
Weighted average ordinary shares outstanding, underwriter shares		307,465
Change in shares issued to NPS/GES		53,690,315
Weighted average ordinary shares outstanding, shares issued to NPS/GES		53,690,315
Change in shares transferred to perm equity		15,005,189
Weighted average ordinary shares outstanding, Shares transferred to perm equity		15,005,189
[custom:ShareIssued-2]		85,569,020
Weighted average ordinary shares outstanding		85,569,020		88,845,618	86,997,554
Allocation of Participating Earnings [Member]
Multiemployer Plan [Line Items]
Weighted average ordinary shares outstanding		85,569,020		88,845,618	86,997,554
Non-vested, participating restricted shares		725,200		1,094,156	1,419,361
Shares for use in allocation of participating earnings		86,294,220		89,939,774	88,416,915

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 301,830 shares, relating primarily to the expected 2021 issuance of Additional Earn-Out Shares and Customer Receivables Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share as the conditions for issuance were satisfied as of December 31, 2020.
[3]	The NPS equity stock earn-out has been included in the computation of basic earnings per share (“EPS”) as the conditions for issuance were satisfied as of December 31, 2018.
[4]	The NPS equity stock earn-out has been included in the computation of basic earnings per share (“EPS”) as the conditions for issuance were satisfied as of December 31, 2018.